Vessel revenue - Additional information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Aug. 31, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Vessels that earned revenue in long-term time-charter contracts		19	16	15
Vessels that earned revenue through bareboat charter-out agreements		1
Variability of lease revenue		100.00%
Number of vessels under fixed rate bareboat charter agreements				3
Number of vessels under variable rate bareboat charter agreements				18
Product tanker
Disclosure of maturity analysis of operating lease payments [line items]
Income from subleasing right-of-use assets | $		$ 0	$ 0	$ 136,600,000
Product tanker | MR | STI Bosphorus
Disclosure of maturity analysis of operating lease payments [line items]
Bareboat charter-out daily rate | $					$ 13,150
Bareboat charter-out agreement, age of vessel at termination					20 years
Vessels | LR2 | STI Alexis and STI Rose
Disclosure of maturity analysis of operating lease payments [line items]
Number of time charter-out agreements	2	2
Initial Term	5 years
Current Rate ($/Day) | $	$ 29,000	$ 29,000